OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS
	December 31,	December 31,
	2023	2022

Deferred cost of goods sold	$-	$21,086
Deferred cost of goods sold, net balance	$-	$21,086
Total	$-	$21,086